SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Net investment income	$ 2,124	$ 1,954	$ 1,434
Other income (expense)	(45)	121	(14)
Total revenues	17,496	17,281	14,587
Interest expense - affiliated	151	149	134
Total claims and expenses	15,609	15,787	12,432
INCOME (LOSS) BEFORE TAXES	1,887	1,493	2,154
Income tax expense (benefit)	296	120	(363)
NET INCOME (LOSS)	1,591	1,373	2,517
Other comprehensive income (loss) of subsidiaries, net of tax	1,086	(204)	1,063
COMPREHENSIVE INCOME (LOSS)	2,678	1,169	3,580
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net investment income	31	5	4
Other income (expense)	74	7	8
Net income (loss) of subsidiaries	1,658	1,510	2,641
Total revenues	1,762	1,522	2,653
Interest expense - affiliated	100	77	87
Other expenses	73	71	49
Total claims and expenses	174	148	136
INCOME (LOSS) BEFORE TAXES	1,589	1,373	2,517
Income tax expense (benefit)	(3)	0	0
NET INCOME (LOSS)	1,591	1,373	2,517
Other comprehensive income (loss) of subsidiaries, net of tax	1,086	(204)	1,063
COMPREHENSIVE INCOME (LOSS)	$ 2,678	$ 1,169	$ 3,580